CONSOLIDATED BALANCE SHEETS	Mar. 31, 2025 USD ($)
Current assets
Cash and cash equivalents	$ 1,033,596
Accounts receivable, net	1,172,173
Prepaid expenses and other current assets	937,501
Restricted investments	1,349,169
Total current assets	4,492,439
Oil and natural gas properties, net (full cost)	652,296
Property, plant and equipment, net	4,481,609
Prepaid expenses - noncurrent	300,000
Equity facility derivative asset	1,596
TOTAL ASSETS	9,927,940
Current liabilities
Accounts payable	1,128,227
Accrued liabilities	404,231
Excise taxes payable	1,155,726
Withholding taxes payable	594,561
Convertible note, net of discount	4,420,297
Embedded derivative liability	381,216
Notes payable - current	562,727
Total current liabilities	8,724,234
Asset retirement obligation	2,252,996
Notes payable - noncurrent	1,697,611
Total liabilities	12,674,841
Commitments and Contingencies (Note 15)
Stockholders' Deficit
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; none issued or outstanding as of March 31, 2025 and December 31, 2024
Common stock, $0.0001 par value, 245,000,000 shares authorized, 14,125,152 issued and 13,950,794 outstanding at March 31, 2025; 70,000,000 shares authorized, 13,165,152 issued and 12,990,794 shares outstanding at December 31, 2024	1,414
Treasury stock, 174,358 shares at March 31, 2025 and December 31, 2024	(17)
Additional paid-in capital	14,344,197
Accumulated deficit	(17,092,495)
Total Stockholders' Deficit	(2,746,901)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	9,927,940
Nonrelated party
Current liabilities
Other current liabilities	61,710
Related party
Current liabilities
Other current liabilities	$ 15,539